CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 31,526	$ 41,354
Accounts receivable, trade	215	163
Inventories	3,206	1,832
Prepaid expenses and other assets	1,965	210
Total current assets	36,912	43,559
FIXED ASSETS:
Advances for vessel acquisitions and other vessel costs		6,634
Vessels	280,812	166,218
Accumulated depreciation	(19,867)	(7,391)
Vessels' net book value	260,945	158,827
Total fixed assets	260,945	165,461
OTHER NON-CURRENT ASSETS:
Deferred financing costs		991
Compensating cash balance	9,270
Prepaid charter revenue	29,918
Total Assets	337,045	210,011
CURRENT LIABILITIES:
Accounts payable, trade and other	2,672	1,917
Due to related parties	657	318
Accrued liabilities	1,517	776
Deferred revenue, current	1,264	103
Total current liabilities	6,110	3,114
Long-term debt, net of unamortized deferred financing costs	91,906
Deferred revenue, non-current	271	364
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 32,191,964 and 23,076,161 issued and outstanding as at December 31, 2012 and 2011, respectively	322	231
Additional paid-in capital	263,537	208,827
Accumulated deficit	(25,101)	(2,525)
Total stockholders' equity	238,758	206,533
Total liabilities and stockholders' equity	$ 337,045	$ 210,011